Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2020